Liquidity (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010
Liquidity [Abstract]
Cash and cash equivalents	$ 991,645	$ 4,683,186	$ 492,853	$ 541,011	$ 35,502	$ 74,991
Accumulated deficit	$ (15,083,561)	$ (17,268,608)			$ (7,897,323)